Income Taxes (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets:
Tax loss carryforward	$ 2,100,816	$ 1,424,714
Intangible assets	(371,063)	(450,835)
Stock based compensation	7,453	18,809
Valuation Allowance	(1,737,206)	(992,688)
Net deferred tax assets